UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G/A

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

FWD DEPOSITOR, LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

____	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of filing) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

X Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001780253

                       FWD SECURITIZATION TRUST 2020-INV1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Nicholas Menzies, 212-390-2477

Name and telephone number, including area code, of the person to contact in connection with this filing.

EXPLANATORY NOTE

This is Amendment No. 1 to the Form ABS-15G previously filed on January 27, 2020 (accession no. 0000891092-20-000807). This form is being filed for the sole purpose of updating the party executing this Form ABS-15G. No other changes have been made to the form.

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuing Entity

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached an Exhibit to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

FWD DEPOSITOR, LLC

Date: January 28, 2020	By:	/s/Nicholas Menzies
	Name:	Nicholas Menzies
	Title:	Chief Executive Officer

EXHIBIT INDEX

Exhibit Number

99.1 - Third Party Due Diligence Report - AMC Executive Summary

Schedule 1 - Rating Agency Grades Report

Schedule 2 - Exception Report

Schedule 3 - Valuation Summary Report

Schedule 4 - Data Compare